Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Promissory Note [Abstract]
PROMISSORY NOTES

NOTE 13—PROMISSORY NOTES

Secured Convertible Promissory Note

On April 5, 2019, the Company, 1847 Holdco and Goedeker (collectively, "1847") entered into a securities purchase agreement with Leonite Capital LLC, a Delaware limited liability company ("Leonite"), pursuant to which 1847 issued to Leonite a secured convertible promissory note in the aggregate principal amount of $714,286. As additional consideration for the purchase of the note, (i) the Company issued to Leonite 50,000 common shares, (ii) the Company issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis, and (iii) 1847 Holdco issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in 1847 Holdco.

The note carries an original issue discount of $64,286 to cover Leonite's legal fees, accounting fees, due diligence fees and/or other transactional costs incurred in connection with the purchase of the note. Therefore, the purchase price of the note was $650,000. Furthermore, the Company issued 50,000 shares of common stock valued at $137,500 and a debt-discount related to the warrants valued at $292,673. The company amortized $211,088 of financing costs related to the shares and warrants in the nine months ended September 30, 2019. The remaining net balance of the note at September 30, 2019 is $456,228, comprised of principal of $714,286 and net of unamortized original issuance discount interest of $31,473 and financing costs of $76,250 and unamortized debt discount warrant feature of $150,335.

The note bears interest at the rate of the greater of (i) 12% per annum and (ii) the prime rate as set forth in the Wall Street Journal on April 5, 2019 plus 6.5% guaranteed over the holding period on the unconverted principal amount, on the terms set forth in the note (the "Stated Rate"). Any amount of principal or interest on the note which is not paid by the maturity date shall bear interest at the rate at the lesser of 24% per annum or the maximum legal amount permitted by law (the "Default Interest").

Beginning on May 5, 2019 and on the same day of each and every calendar month thereafter throughout the term of the note, 1847 shall make monthly payments of interest only due under the note to Leonite at the Stated Rate as set forth above. 1847 shall pay to Leonite on an accelerated basis any outstanding principal amount of the note, along with accrued, but unpaid interest, from: (i) net proceeds of any future financings by the Company, but not its subsidiaries, whether debt or equity, or any other financing proceeds, except any transaction having a specific use of proceeds requirement that such proceeds are to be used exclusively to purchase the assets or equity of an unaffiliated business and the proceeds are used accordingly; (ii) net proceeds from any sale of assets of 1847 or any of its subsidiaries other than sales of assets in the ordinary course of business or receipt by 1847 or any of its subsidiaries of any tax credits, subject to rights of Goedeker, or other financing sources of 1847 (including its subsidiaries) existing prior to the date of the note; and (iii) net proceeds from the sale of any assets outside of the ordinary course of business or securities in any subsidiary.

The note will mature 12 months from the issue date, or April 5, 2020, at which time the principal amount and all accrued and unpaid interest, if any, and other fees relating to the note, will be due and payable. Unless an event of default as set forth in the note has occurred, 1847 has the right to prepay principal amount of, and any accrued and unpaid interest on, the note at any time prior to the maturity date at 115% of the principal amount (the "Premium"), provided, however, that if the prepayment is the result of any of the occurrence of any of the transactions described in subparagraphs (i), (ii) or (iii) above then such prepayment shall be the unpaid principal amount, plus accrued and unpaid interest and other amounts due but without the Premium.

The note contains customary events of default, including in the event of (i) non-payment, (ii) a breach by 1847 of its covenants under the securities purchase agreement or any other agreement entered into in connection with the securities purchase agreement, or a breach of any of representations or warranties under the note, or (iii) the bankruptcy of 1847. The note also contains a cross default provision, whereby a default by 1847 of any covenant or other term or condition contained in any of the other financial instrument issued by of 1847 to Leonite or any other third party after the passage all applicable notice and cure or grace periods that results in a material adverse effect shall, at Leonite's option, be considered a default under the note, in which event Leonite shall be entitled to apply all rights and remedies under the terms of the note.

Under the note, Leonite has the right at any time at its option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the note into fully paid and non-assessable common shares or any shares of capital stock or other securities of the Company into which such common shares may be changed or reclassified. The number of common shares to be issued upon each conversion of the note shall be determined by dividing the conversion amount by the applicable conversion price then in effect. The conversion amount is the sum of: (i) the principal amount of the note to be converted plus (ii) at Leonite's option, accrued and unpaid interest, plus (iii) at Leonite's option, Default Interest, if any, plus (iv) Leonite's expenses relating to a conversion, plus (v) at Leonite's option, any amounts owed to Leonite. The conversion price shall be $1.00 per share (subject to adjustment as further described in the note for common share distributions and splits, certain fundamental transactions, and anti-dilution adjustments), provided that at any time after any event of default under the note, the conversion price shall immediately be equal to the lesser of (i) such conversion price less 40%; and (ii) the lowest weighted average price of the common shares during the 21 consecutive trading day period immediately preceding the trading day that 1847 receives a notice of conversion or (iii) the discount to market based on subsequent financings with other investors.

Notwithstanding the foregoing, in no event shall Leonite be entitled to convert any portion of the note in excess of that portion of the note upon conversion of which the sum of (1) the number of common shares beneficially owned by Leonite and its affiliates (other than common shares which may be deemed beneficially owned through the ownership of the unconverted portion of the note or the unexercised or unconverted portion of any other security of the Company subject to a limitation on conversion or exercise analogous to the limitations contained in the note, and, if applicable, net of any shares that may be deemed to be owned by any person not affiliated with Leonite who has purchased a portion of the note from Leonite) and (2) the number of common shares issuable upon the conversion of the portion of the note with respect to which the determination of this proviso is being made, would result in beneficial ownership by Leonite and its affiliates of more than 4.99% of the outstanding common shares of the Company. Such limitations on conversion may be waived (up to a maximum of 9.99%) by Leonite upon, at its election, not less than 61 days' prior notice to the Company, and the provisions of the conversion limitation shall continue to apply until such 61st day (or such later date, as determined by Leonite, as may be specified in such notice of waiver).

Concurrently with 1847 and Leonite entering into the securities purchase agreement and as security for 1847's obligations thereunder, on April 5, 2019, the Company, 1847 Holdco and Goedeker entered into a security and pledge agreement with Leonite, pursuant to which, in order to secure 1847's timely payment of the note and related obligations and the timely performance of each and all of its covenants and obligations under the securities purchase agreement and related documents, 1847 unconditionally and irrevocably granted, pledged and hypothecated to Leonite a continuing security interest in and to, a lien upon, assignment of, and right of set-off against, all presently existing and hereafter acquired or arising assets. Such security interest is a first priority security interest with respect to the securities that the Company owns in 1847 Holdco and in 1847 Neese, and a third priority security interest with respect to all other assets.

The rights of Leonite to receive payments under the note are subordinate to the rights of Northpoint, Burnley and SBCC under separate subordination agreements that Leonite entered into with them.

9% Subordinated Promissory Note

As noted above, a portion of the purchase price for the Acquisition was paid by the issuance by Goedeker to Steve Goedeker, as representative of Goedeker Television, of a 9% subordinated promissory note in the principal amount of $4,100,000. The note will accrue interest at 9% per annum, amortized on a five-year straight-line basis and payable quarterly in accordance with the amortization schedule attached thereto, and mature on April 5, 2023. Goedeker has the right to redeem all or any portion of the note at any time prior to the maturity date without premium or penalty of any kind. The note contains customary events of default, including in the event of (i) non-payment, (ii) a default by Goedeker of any of its covenants under the asset purchase agreement or any other agreement entered into in connection with the asset purchase agreement, or a breach of any of representations or warranties under such documents, or (iii) the bankruptcy of Goedeker. The note also contains a cross default provision which provides that if there occurs with respect to the revolving loan with Burnley or the term loan with SBCC (A) a default with respect to any payment obligation thereunder that entitles the holder thereof to declare such indebtedness to be due and payable prior to its stated maturity or (B) any other default thereunder that entitles, and has caused, the holder thereof to declare such indebtedness to be due and payable prior to maturity. Since the defaults under the loans with Burnley and SBCC are not payment defaults, they fall under clause (B) above and would require Burnley or SBCC to accelerate the payment of indebtedness under their notes (which they have not done) before the cross default provisions would result in a default under this note.

The rights of the holder to receive payments under the note are subordinate to the rights of Northpoint, Burnley and SBCC under separate subordination agreements that the holder entered into with them.

The remaining balance of the note at September 30, 2019 is $4,274,209, comprised of principal of $4,530,293 and net of unamortized debt discount of $256,084.

8% Vesting Promissory Note

A portion of the purchase price for the acquisition of Neese was paid by the issuance of a vesting promissory note in the principal amount of $1,875,000 (which was determined to have no fair value as of September 30, 2019 and December 31, 2018) by 1847 Neese and Neese to the sellers of Neese. Payment of the principal and accrued interest on the vesting promissory note is subject to vesting and a contingent consideration subject to fair market valuation adjustment at each reporting period. The vesting promissory note bears interest on the vested portion of the principal amount at the rate of eight percent (8%) per annum and is due and payable in full on June 30, 2020 (the "Maturity Date"). The principal of the vesting promissory note vests in accordance with the following formula:

●	Fiscal Year 2017: If Adjusted EBITDA for the fiscal year ending December 31, 2017, exceeds an Adjusted EBITDA target of $1,300,000 (the "Adjusted EBITDA Target"), then a portion of the principal amount of the vesting promissory note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2017 through the Maturity Date. For the year ended December 31, 2017, Adjusted EBITDA was $788,958, below the threshold amount of $1,300,000, therefore no portion of the note vested in fiscal year 2017.

●	Fiscal Year 2018: If Adjusted EBITDA for the fiscal year ending December 31, 2018, exceeds the Adjusted EBITDA Target, then a portion of the principal amount of the vesting promissory note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2018 through the Maturity Date. For the year ended December 31, 2018, Adjusted EBITDA was approximately $320,000, below the threshold amount of $1,300,000, therefore no portion of the note vested in fiscal year 2018.

●	Fiscal Year 2019: If Adjusted EBITDA for the fiscal year ending December 31, 2019, exceeds the Adjusted EBITDA Target, then a portion of the principal amount of the vesting promissory note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2019 through the Maturity Date.

For purposes of the vesting promissory note, "Adjusted EBITDA" means the earnings before interest, taxes, depreciation and amortization expenses, in accordance with GAAP applied on a basis consistent with the accounting policies, practices and procedures used to prepare the financial statements of Neese as of the closing date, plus to the extent deducted in calculating such net income: (i) all expenses related to the transactions contemplated hereby and/or potential or completed future financings or acquisitions, including legal, accounting, due diligence and investment banking fees and expenses; (ii) all management fees, allocations or corporate overhead (including executive compensation) or other administrative costs that arise from the ownership of Neese by 1847 Neese including allocations of supervisory, centralized or other parent-level expense items; (iii) one-time extraordinary expenses or losses; and (iv) any reserves or adjustments to reserves which are not consistent with GAAP. Additionally, for purposes of calculating Adjusted EBITDA, the purchase and sales prices of goods and services sold by or purchased by Neese to or from 1847 Neese, its subsidiaries or affiliates shall be adjusted to reflect the amounts that Neese would have realized or paid if dealing with an independent third-party in an arm's-length commercial transaction, and inventory items shall be properly categorized as such and shall not be expenses until such inventory is sold or consumed.

At June 30, 2018, management made the determination that the vesting note payable had no value because it estimated that the EBITDA threshold of $1,300,000 for both 2018 and 2019 would be not attained, thus eliminating the requirement for a payment under terms of the note payable.

The vesting promissory note contains customary events of default, including in the event of: (i) non-payment; (ii) a default by 1847 Neese or Neese of any of their covenants under the stock purchase agreement, the vesting promissory note, or any other agreement entered into in connection with the stock purchase agreement, or a breach of any of their representations or warranties under such documents; or (iii) the bankruptcy of 1847 Neese or Neese.

Under terms of the term loan with Home State Bank described in Note 11, this note may not be paid until the term loan is paid in full.

10% Promissory Note

A portion of the purchase price for the acquisition of Neese was paid by the issuance of a promissory note in the principal amount of $1,025,000 by 1847 Neese and Neese to the sellers of Neese. The promissory note bears interest on the outstanding principal amount at the rate of ten percent (10%) per annum and was due and payable in full on March 3, 2018; provided, however, that the unpaid principal, and all accrued, but unpaid, interest thereon shall be prepaid if at any time, and from time to time, the cash on hand of 1847 Neese and Neese exceeds $250,000 and, then, the prepayment shall be equal to the amount of cash in excess of $200,000 until the unpaid principal and accrued, but unpaid, interest thereon is fully prepaid. The promissory note contains the same events of default as the vesting promissory note. The promissory note has not been repaid, thus the Company is in default under this note. Under terms of the term loan with Home State Bank described in Note 11, this note may not be paid until the term loan is paid in full. The payees on the note agreed to the modification of its terms by signing the loan agreement for the Home State Bank term loan. Accordingly, the loan is shown as a long-term liability as of June 30, 2019. Additionally, the term loan lender limits the payment of interest on this note to $40,000 annually. The Company continues to accrue interest at the contract rate; however, given the limitations of the term loan, all accrued interest in excess of $40,000 is included in long-term accrued expenses.

NOTE 12—PROMISSORY NOTES

8% Vesting Promissory Note

As noted above in Note 7, a portion of the purchase price for the acquisition of Neese was paid by the issuance of a vesting promissory note in the principal amount of $1,875,000 (which was determined to have no fair value as of December 31, 2018 and a fair value of $395,634 as of December 31, 2017) by 1847 Neese and Neese to the sellers of Neese. Payment of the principal and accrued interest on the vesting promissory note is subject to vesting and a contingent consideration subject to fair market valuation adjustment at each reporting period. The vesting promissory note bears interest on the vested portion of the principal amount at the rate of eight percent (8%) per annum and is due and payable in full on June 30, 2020 (the "Maturity Date"). The principal of the vesting promissory note vests in accordance with the following formula:

●	Fiscal Year 2017: If Adjusted EBITDA for the fiscal year ending December 31, 2017, exceeds an Adjusted EBITDA target of $1,300,000 (the "Adjusted EBITDA Target"), then a portion of the principal amount of the vesting promissory note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2017 through the Maturity Date. For the year ended December 31, 2017, Adjusted EBITDA was $788,958, below the threshold amount of $1,300,000, therefore no portion of the note vested in fiscal year 2017.

●	Fiscal Year 2018: If Adjusted EBITDA for the fiscal year ending December 31, 2018, exceeds the Adjusted EBITDA Target, then a portion of the principal amount of the vesting promissory note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2018 through the Maturity Date. For the year ended December 31, 2018, Adjusted EBITDA was approximately $320,000, below the threshold amount of $1,300,000, therefore no portion of the note vested in fiscal year 2018.

●	Fiscal Year 2019: If Adjusted EBITDA for the fiscal year ending December 31, 2019, exceeds the Adjusted EBITDA Target, then a portion of the principal amount of the vesting promissory note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2019 through the Maturity Date.

For purposes of the vesting promissory note, "Adjusted EBITDA" means the earnings before interest, taxes, depreciation and amortization expenses, in accordance with GAAP applied on a basis consistent with the accounting policies, practices and procedures used to prepare the financial statements of Neese as of the closing date, plus to the extent deducted in calculating such net income: (i) all expenses related to the transactions contemplated hereby and/or potential or completed future financings or acquisitions, including legal, accounting, due diligence and investment banking fees and expenses; (ii) all management fees, allocations or corporate overhead (including executive compensation) or other administrative costs that arise from the ownership of Neese by 1847 Neese including allocations of supervisory, centralized or other parent-level expense items; (iii) one-time extraordinary expenses or losses; and (iv) any reserves or adjustments to reserves which are not consistent with GAAP. Additionally, for purposes of calculating Adjusted EBITDA, the purchase and sales prices of goods and services sold by or purchased by Neese to or from 1847 Neese, its subsidiaries or affiliates shall be adjusted to reflect the amounts that Neese would have realized or paid if dealing with an independent third-party in an arm's-length commercial transaction, and inventory items shall be properly categorized as such and shall not be expenses until such inventory is sold or consumed.

At June 30, 2018, management made the determination that the vesting note payable had no value because it estimated that the EBITDA threshold of $1,300,000 for both 2018 and 2019 would be not attained, thus eliminating the requirement for a payment under terms of the note payable.

The vesting promissory note contains customary events of default, including in the event of: (i) non-payment; (ii) a default by 1847 Neese or Neese of any of their covenants under the stock purchase agreement, the vesting promissory note, or any other agreement entered into in connection with the stock purchase agreement, or a breach of any of their representations or warranties under such documents; or (iii) the bankruptcy of 1847 Neese or Neese.

Under terms of the term loan described in Note 11, this note may not be paid until the term loan is paid in full.

10% Promissory Note

As noted above in Note 7, a portion of the purchase price for the acquisition of Neese was paid by the issuance of a promissory note in the principal amount of $1,025,000 by 1847 Neese and Neese to the sellers of Neese. The promissory note bears interest on the outstanding principal amount at the rate of ten percent (10%) per annum and was due and payable in full on March 3, 2018; provided, however, that the unpaid principal, and all accrued, but unpaid, interest thereon shall be prepaid if at any time, and from time to time, the cash on hand of 1847 Neese and Neese exceeds $250,000 and, then, the prepayment shall be equal to the amount of cash in excess of $200,000 until the unpaid principal and accrued, but unpaid, interest thereon is fully prepaid. The promissory note contains the same events of default as the vesting promissory note. The promissory note has not been repaid, thus the Company is in default under this note. Under terms of the term loan described in Note 11, this note may not be paid until the term loan is paid in full. The payees on the note agreed to the modification of its terms by signing the loan agreement for the Home State Bank term loan. Accordingly, the loan is shown as a long-term liability as of December 31, 2018. Additionally, the term loan lender limits the payment of interest on this note to $40,000 annually. The Company continues to accrue interest at the contract rate; however, given the limitations of the term loan, all accrued interest in excess of $40,000 is included in long-term accrued expenses.